Taxes (Details) $ in Millions, $ in Millions			12 Months Ended
		Jan. 01, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)
Taxes [Line Items]
Profits tax rate		¥ 3,000,000		$ 2
Legacy tax rate			16.50%	16.50%
Enterprise income tax rate			25.00%	25.00%
Unrecognized tax benefits of effective tax rate (in Dollars)					$ 1.4	$ 0.8	$ 1.9
Preferential tax rate	[1]		13.10%	13.10%	10.80%	6.20%
Deferred tax assets, valuation allowance (in Dollars)
Statute of limitation			10 years	10 years
Operating loss carryforwards (in Dollars)					$ 1.7		$ 1.4
Underpayment of taxes (in Yuan Renminbi) | ¥			¥ 100
Beijing Shengfeng Supply Chain Management Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate			15.00%	15.00%
Guangdong Shengfeng Logistics Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate			15.00%	15.00%
Shengfeng Supply Chain Management Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate			15.00%	15.00%
High and New Technology Enterprise [Member] | Guangdong Shengfeng Logistics Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate			15.00%	15.00%
High and New Technology Enterprise [Member] | Beijing Tianyushengfeng E-commerce Technology Co., Ltd. [Member]
Taxes [Line Items]
Preferential tax rate			15.00%	15.00%
Hong Kong [Member]
Taxes [Line Items]
Lowered tax rate			8.25%	8.25%
Maximum [Member]
Taxes [Line Items]
Lowered tax rate		25.00%
Finite lived in tangible asset useful life							50 years
Maximum [Member] | Software [Member]
Taxes [Line Items]
Finite lived in tangible asset useful life							10 years
Minimum [Member]
Taxes [Line Items]
Lowered tax rate		20.00%
Finite lived in tangible asset useful life							5 years
Minimum [Member] | Software [Member]
Taxes [Line Items]
Finite lived in tangible asset useful life							5 years

[1]	Preferential tax rates for small and low profit enterprise and high and new technology enterprise.